Related Party Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Related Party Transactions (Textual) [Abstract]
Consulting fees	$ 106,000
Supplemental retirement benefit	5,000
Total liability for Richard L. Shaw's post-retirement benefits	$ 800,000	$ 200,000